UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: November 30, 2012

Date of reporting period: November 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon FUNDS℠

Annual Report

November 30, 2012

STEPHENS SMALL CAP GROWTH FUND
STEPHENS MID-CAP GROWTH FUND

November 30, 2012

STEPHENS SMALL CAP GROWTH FUND

STEPHENS MID-CAP GROWTH FUND

Annual Report

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

The Funds may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Please see the prospectus for a complete discussion of each Fund’s risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	November 30, 2012

Dear Shareholders,

After muddling through 2011, a year in which the S&P 500 finished almost exactly flat, the domestic stock markets have been much brighter of late. The first three months of 2012 were the best first quarter that the S&P 500 has experienced in more than a decade, and the markets have maintained most of those gains ever since.

Certainly, the U.S. economy appears to be, if not in full recovery, growing at a steady pace. Corporations are sitting on mountains of cash and balance sheets have been largely cleansed since the recession. Although the economy is still operating below capacity, it retains the capability of moving quickly into a higher gear. And smaller companies should be able to take advantage of that growth as well as the large caps.

For the 12-month period ended November 30, 2012:

•	The American Beacon Stephens Small Cap Growth Fund (Institutional Class) returned 11.74%.

•	The American Beacon Stephens Mid-Cap Growth Fund (Institutional Class) returned 11.32%.

There are still challenges to be met in the coming year, but no matter what happens to the macroeconomy, we will continue to serve as responsible stewards for your assets, and continue to treat your investments as if they were our own money.

Thank you for your continued investment in American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

Domestic Equity Market Overview

November 30, 2012 (Unaudited)

U.S. stocks saw a resurgence for the one-year period ended November 30, 2012, with the Russell 2000 Growth, Russell Midcap Growth and S&P 500 Indexes returning 11.1%, 12.1% and 16.1%, respectively. The advance was impressive, as it was made in the face of a deteriorating global growth outlook and while individuals continued to withdraw billions of dollars from domestic equity mutual funds.

The bulk of these gains can be attributed to a rally at the end 2011 and beginning of 2012 that saw stock prices surge, as solid retail sales growth and upbeat gains in employment buoyed economic confidence. Through the middle part of spring, though, weak payroll employment reports and concerns over the eurozone debt crisis let the air out of the rally. There was a significant slowdown in economic activity in the U.S. and around the world in the second quarter, and Europe re-entered recession. Stocks responded to the weakening economic developments by dropping about 9% before rallying in June to cut the second quarter’s loss to 2.8% for the S&P 500 Index.

Improvement in the U.S. economy emerged late in the third quarter when reports for retail sales, automobile sales and consumer confidence were better than expected in September. Surprisingly strong housing activity also helped drive a summer rise in stocks that was wholly unexpected by many market observers.

Despite the strong gains during the year, it is still possible to find equities that remain inexpensive, but the broad market is no longer “cheap.” Stocks finished the period ended November 30, 2012, by losing some momentum in reaction to disappointing third-quarter earnings. Forward guidance still seems to be vulnerable to downward revisions, and economic growth remains sluggish.

Nevertheless, the U.S. economy also appears to be in better shape relative to most of the developed world. An energy boom is underway here that will radically reshape U.S. trade balances and competitiveness. U.S. oil and natural gas production is rising; imports of oil are falling. A manufacturing renaissance is underway, and here again, natural gas plays a part, as energy input costs here are far lower than the rest of the world. As labor costs soar in China, India, Brazil and other developing markets, the cost savings from moving overseas are disappearing. A June survey of 259 American manufacturers indicated 40% of them were returning production to the U.S. The U.S. is also an agricultural powerhouse and does not face food inflation, shortages or distribution problems like many other countries. And the U.S. remains far and away the leader in technology innovation; others may manufacture the products (for now) but the ideas come from U.S. shores more often than not.

From a longer-term perspective, stocks appear attractive. The economy is operating well below capacity while corporations are sitting on mountains of cash and balance sheets have been largely cleansed since the recession. U.S. Treasury securities, which offer negative real yields, look like an unattractive investment choice long-term. Individuals are underinvested in equities after moving billions of dollars out of domestic equity mutual funds. Corporate pension plans have made similar moves out of equities into very low-returning government bonds when bonds are the least attractive they have been in generations. Despite macroeconomic and geopolitical uncertainties, equities appear to continue to be a more compelling alternative.

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

November 30, 2012 (Unaudited)

The Investor Class of the American Beacon Stephens Small Cap Growth Fund (the “Fund”) returned 11.44% for the twelve months ended November 30, 2012, outperforming the Russell 2000® Growth Index (the “Index”) return of 11.13% and the Lipper Small-Cap Growth Funds Index return of 11.19% for the same period.

Comparison of Change in Value of a $10,000 Investment

for the Period from 12/1/05 through 11/30/12

Annualized Total Returns

Periods Ended 11/30/12

	1 Year	5 Years	Since Incep. (12/1/05)	Value of $10,000 12/1/05- 11/30/12
Institutional Class(1,2,7)	11.74%	3.76%	6.52%	$14,841
Y Class (1,3,7)	11.71%	3.55%	5.27%	14,323
Investor Class(1,7)	11.44%	3.50%	5.23%	14,288
A Class with sales Charge (1,4,7)	4.97%	2.27%	4.33%	13,456
A Class without sales Charge (1,4,7)	11.35%	3.48%	5.22%	14,277
C Class with sales Charge (1,5,7)	9.75%	3.37%	5.14%	14,200
C Class without sales Charge (1,5,7)	10.75%	3.37%	5.14%	14,200
S&P 500 Index (6)	16.13%	1.34%	3.99%	13,150
Russell 2000 Growth Index(6)	11.13%	3.03%	4.90%	13,979
Lipper Small-Cap Growth Funds Index(6)	11.19%	1.62%	3.98%	13,143

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class was waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012. The Institutional Class and Investor Class of the Fund have adopted the performance history of the Class I and Class A shares, respectively, of the Fund’s predecessor.
2.	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of 8/31/06.
3.	Fund performance for the one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 12/1/05.
4.	Fund performance for the one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 12/1/05. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 12/1/05 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/1/05. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell 2000 Growth Index is a registered trademark of Frank Russell Company. The Russell 2000 Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. The Lipper Small-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.15% 1.25%, 1.53%, 1.65%, and 2.40% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index primarily due to stock selection as sector allocation detracted minimal value relative to the Index.

From a stock selection standpoint, the Fund’s Information Technology companies added over 240 basis points (2.40%) to performance. Mellanox Technologies (up 108.2%), Stratasys (up 144.0%) and Cymer (up 96.1%) were the largest contributors in the Information Technology sector. Holdings in the Health Care sector also contributed to the Fund’s returns. In the Health Care sector, Zoll Medical (up 101.7%), Medidata Solutions (up 98.5%) and Catamaran (up 65.6%) added the most relative value. The aforementioned good performance was

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

November 30, 2012 (Unaudited)

somewhat offset by poor stock selection in the Industrials sector where Acacia Research (down 36.1%), FTI Consulting (down 27.9%) and RPX (down 35.7%) were the largest detractors.

The Fund’s overweight in Energy, the worst performing sector in the Index, detracted approximately 40 basis points (0.40%) from performance through sector allocation. This was mostly offset by a slight overweight in Health Care, one of the better performing sectors in the Index.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in smaller capitalization stocks with above-average growth potential.

Sector Allocation

% of Equities
Information Technology	23.9%
Health Care	20.9%
Consumer Discretionary	15.1%
Industrials	14.1%
Financials	10.5%
Energy	8.0%
Consumer Staples	6.2%
Telecommunication Services	0.8%
Materials	0.5%

Top Ten Holdings

% of Net Assets
Lions Gate Entertainment Corp.	1.8%
CoStar Group, Inc.	1.8%
Advisory Board Co.	1.6%
First Cash Financial Services, Inc.	1.6%
Aspen Technology, Inc.	1.5%
OSI Systems, Inc.	1.5%
United Natural Foods, Inc.	1.5%
Encore Capital Group, Inc.	1.5%
Sourcefire, Inc.	1.5%
Neogen Corp.	1.4%

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

November 30, 2012 (Unaudited)

The Investor Class of the American Beacon Stephens Mid-Cap Growth Fund (the “Fund”) returned 11.00% for the twelve months ended November 30, 2012. The Fund trailed the Russell Midcap® Growth Index (the “Index”) return of 12.06%, but outperformed the Lipper Mid-Cap Growth Funds Index return of 9.60%.

Comparison of Change in Value of a $10,000 Investment

for the Period from 2/1/06 through 11/30/12

	Annualized Total Returns Periods Ended 11/30/12
	1 Year	5 Years	Since Incep. (2/1/06)	Value of $10,000 2/1/06- 11/30/12
Institutional Class(1,2,7)	11.32%	2.62%	6.97%	$15,240
Y Class (1,3,7)	11.44%	2.42%	4.80%	13,773
Investor Class (1,7)	11.00%	2.34%	4.74%	13,720
A Class with sales charge (1,4,7)	4.65%	1.13%	3.84%	12,931
A Class without sales charge (1,4,7)	11.00%	2.34%	4.74%	13,720
C Class with sales charge (1,5,7)	9.60%	2.27%	4.69%	13,670
C Class without sales charge (1,5,7)	10.60%	2.27%	4.69%	13,670
S&P 500 Index (6)	16.13%	1.34%	3.69%	12,807
Russell Midcap Growth Index(6)	12.06%	2.92%	4.38%	13,398
Lipper Mid-Cap Growth Funds Index(6)	9.60%	1.38%	4.35%	13,045

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class was waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012. The Institutional Class and Investor Class of the Fund have adopted the performance history of the Class I and Class A shares, respectively, of the Fund’s predecessor.
2.	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of 8/31/06.
3.	Fund performance for the one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 2/1/06.
4.	Fund performance for the one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 2/1/06. A Class has a maximum sales charge of 5.75%.
5.	Fund performance for the one-year, five-year, and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 2/1/06. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell Midcap Growth Index is an unmanaged index of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Index, Russell Midcap Growth Index and Russell 1000 are registered trademarks of Frank Russell Company. The Lipper Mid-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.12%, 1.22%, 1.50%, 1.62%, and 2.37%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Prior to the deduction of expenses, the Fund outperformed the Index. The Fund’s excess performance was primarily generated through stock selection, as sector allocation detracted value relative to the Index.

From a stock selection standpoint, superior selections in the Consumer Discretionary, Industrials and Consumer Staples sectors contributed to the Fund’s performance. Discovery Communications (up 48.7%), TJX (up 45.3%) and Ulta Salon Cosmetics & Fragrance (up 45.6%) added

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

November 30, 2012 (Unaudited)

the most relative value to performance in the Consumer Discretionary sector. In the Industrials sector, Valmont Industries (up 65.2%) and Verisk Analytics (up 26.9%) were the largest contributors, while not owning Joy Global, which was down 36.7% in the Index, also contributed to the Fund’s excess returns. In the Consumer Staples sector, being absent from Mead Johnson Nutrition, which was down 8.2% in the Index, added relative value. Investment in Whole Foods Market (up 38.0%) and Brown-Forman (up 34.1%) also contributed to the Fund’s performance.

Overweight positions in Information Technology and Energy, two of the poorer performing sectors in the Index, detracted value through sector allocation. An underweight in the Materials sector also detracted from the Fund’s returns.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in medium capitalization stocks with above-average growth potential.

Sector Allocation

% of Equities
Information Technology	23.8%
Consumer Discretionary	20.9%
Health Care	18.5%
Industrials	14.4%
Energy	9.2%
Financials	6.0%
Consumer Staples	5.7%
Materials	1.5%

Top Ten Holdings

% of Net Assets
Cerner Corp.	1.8%
Discovery Communications, Inc.	1.7%
Stericycle, Inc.	1.7%
Affiliated Managers Group, Inc.	1.7%
LKQ Corp.	1.6%
Whole Foods Market, Inc.	1.6%
Alliance Data Systems Corp.	1.6%
Catamaran Corp.	1.5%
Ulta Salon Cosmetics & Fragrance, Inc.	1.5%
Airgas, Inc.	1.5%

American Beacon FundsSM

Fund Expenses

November 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from June 1, 2012 through November 30, 2012.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

November 30, 2012 (Unaudited)

Stephens Small Cap Growth Fund:

	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period* 6/1/12-11/30/12
Institutional Class
Actual	$1,000.00	$1,040.74	$5.56
Hypothetical **	$1,000.00	$1,019.55	$5.50

Y Class
Actual	$1,000.00	$1,040.74	$6.07
Hypothetical **	$1,000.00	$1,019.05	$6.01

Investor Class
Actual	$1,000.00	$1,040.03	$6.89
Hypothetical **	$1,000.00	$1,018.25	$6.81

A Class
Actual	$1,000.00	$1,039.23	$8.11
Hypothetical **	$1,000.00	$1,017.05	$8.02

C Class
Actual	$1,000.00	$1,035.28	$11.70
Hypothetical **	$1,000.00	$1,013.50	$11.58

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09%, 1.19%, 1.35%, 1.59%, and 2.30% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (183) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

Stephens Mid-Cap Growth Fund:

	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period* 6/1/12-11/30/12
Institutional Class
Actual	$1,000.00	$1,062.76	$5.11
Hypothetical **	$1,000.00	$1,020.05	$5.00

Y Class
Actual	$1,000.00	$1,064.90	$5.63
Hypothetical **	$1,000.00	$1,019.55	$5.50

Investor Class
Actual	$1,000.00	$1,061.10	$7.01
Hypothetical **	$1,000.00	$1,018.20	$6.86

A Class
Actual	$1,000.00	$1,060.28	$7.67
Hypothetical **	$1,000.00	$1,017.55	$7.52

C Class
Actual	$1,000.00	$1,059.68	$11.53
Hypothetical **	$1,000.00	$1,013.80	$11.28

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.99%, 1.09%, 1.36%, 1.49%, and 2.24% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (183) by days in the year (366) to reflect the half-year period.
**	5% return before expenses.

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the American Beacon Stephens Small Cap Growth Fund and the American Beacon Stephens Mid-Cap Growth Fund (two of the funds constituting the American Beacon Funds) (collectively, the “Funds”), as of November 30, 2012, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended November 30, 2011, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated January 26, 2012, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Beacon Stephens Small Cap Growth Fund and the American Beacon Stephens Mid-Cap Growth Fund at November 30, 2012, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Dallas, Texas

January 29, 2013

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

November 30, 2012

	Shares	Fair Value
		(000’s)
COMMON STOCK—98.22%
CONSUMER DISCRETIONARY—14.87%
Auto Components—0.54%
LKQ Corp.A	40,000	$877

Distributors—0.75%
Beacon Roofing Supply, Inc.A	39,300	1,212

Hotels, Restaurants & Leisure—5.42%
BJ’s Restaurants, Inc.A	41,696	1,430
Buffalo Wild Wings, Inc.A	21,500	1,557
Chuy’s Holdings, Inc.A B	51,269	1,207
Ignite Restaurant Group, Inc.A	73,999	940
Krispy Kreme Doughnuts, Inc.A	168,100	1,530
National CineMedia, Inc.	148,500	2,123

		8,787

Leisure Equipment & Products—0.76%
Smith & Wesson Holding Corp.A	116,700	1,237

Media—3.91%
Acacia Research Corp.A	65,819	1,463
IMAX Corp.A B	90,256	1,954
Lions Gate Entertainment Corp.A B	179,300	2,937

		6,354

Specialty Retail—3.49%
Aaron’s, Inc.	73,218	2,102
Cabela’s, Inc.A	12,600	602
Titan Machinery, Inc.A B	50,600	1,120
Ulta Salon Cosmetics & Fragrance, Inc.	7,000	702
Zumiez, Inc.A B	55,329	1,144

		5,670

Total Consumer Discretionary		24,137

CONSUMER STAPLES—6.09%
Food & Drug Retailing—3.64%
Andersons, Inc.	16,500	696
Annie’s, Inc.A B	33,862	1,215
Fresh Market, Inc.A	30,400	1,576
United Natural Foods, Inc.A	46,840	2,424

		5,911

Food Products—1.47%
Darling International, Inc.A	75,300	1,270
TreeHouse Foods, Inc.A	21,200	1,112

		2,382

Personal Products—0.98%
Steiner Leisure Ltd.A	34,700	1,596

Total Consumer Staples		9,889

ENERGY—7.89%
Energy Equipment & Services—4.42%
Dril-Quip, Inc.A	19,900	1,400
Forum Energy Technologies, Inc.A	50,600	1,277
Hercules Offshore, Inc.A	248,600	1,283
Hornbeck Offshore Services, Inc.A	25,900	932
Oil States International, Inc.A	19,900	1,407
Pacific Drilling S.A.A	92,300	877

		7,176

Oil & Gas—3.47%
Carrizo Oil & Gas, Inc.A	57,200	1,187
Halcon Resources Corp.A	178,389	1,102

	Shares	Fair Value
		(000’s)
Kodiak Oil & Gas Corp.A	118,200	$1,014
Pioneer Energy Services Corp.A	174,000	1,259
Rosetta Resources, Inc.A	23,900	1,074

		5,636

Total Energy		12,812

FINANCIALS—10.33%
Banks—1.43%
East West Bancorp, Inc.	49,300	1,043
SVB Financial GroupA	23,000	1,270

		2,313

Diversified Financials—7.08%
Cardtronics, Inc.A	70,100	1,608
Encore Capital Group, Inc.A	90,691	2,411
Euronet Worldwide, Inc.A	74,900	1,667
First Cash Financial Services, Inc.A	52,200	2,521
Portfolio Recovery Associates, Inc.	22,100	2,184
Stifel Financial Corp.A	36,550	1,112

		11,503

Insurance—1.82%
Hilltop Holdings, Inc.A	85,700	1,225
ProAssurance Corp.	19,000	1,723

		2,948

Total Financials		16,764

HEALTH CARE—20.42%
Biotechnology—5.90%
Cepheid, Inc.A	46,000	1,491
Cubist Pharmaceuticals, Inc.A	23,000	934
MAP Pharmaceuticals, Inc.A	52,200	832
Myriad Genetics, Inc.A	66,729	1,916
Neogen Corp.A	51,200	2,333
Polypore International, Inc.A B	29,400	1,207
Techne Corp.	12,200	865

		9,578

Health Care Equipment & Supplies—4.14%
Medidata Solutions, Inc.A	51,621	2,066
Merge Healthcare, Inc.B	109,200	357
NuVasive, Inc.A	78,380	1,138
Thoratec Corp.A	40,900	1,521
Volcano Corp.A	60,200	1,641

		6,723

Health Care Providers & Services—6.90%
Acadia Healthcare Co. IncA	22,500	516
Advisory Board Co.A	56,998	2,580
ICON plc, ADRA C	70,100	1,823
IPC The Hospitalist Co., Inc.A	41,360	1,561
PAREXEL International Corp.A	68,800	2,222
PSS World Medical, Inc.A	45,479	1,293
VCA Antech, Inc.A	58,055	1,206

		11,201

Pharmaceuticals—3.48%
Akorn, Inc.A	130,700	1,763
Pacira Pharmaceuticals, Inc.A	57,500	980
Proto Labs, Inc.A	54,640	1,994
Salix Pharmaceuticals Ltd.A	21,200	908

		5,645

Total Health Care		33,147

See accompanying notes 10

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

November 30, 2012

	Shares	Fair Value
		(000’s)
INDUSTRIALS—13.90%
Air Freight & Couriers—0.81%
Echo Global Logistics, Inc.A	74,900	$1,316

Commercial Services & Supplies—8.09%
Clean Harbors, Inc.A	19,000	1,088
Corporate Executive Board Co.	35,900	1,537
CoStar Group, Inc.A	32,801	2,848
HMS Holdings Corp.A	65,300	1,513
Insperity, Inc.	43,300	1,308
Liquidity Services, Inc.A	37,770	1,551
Marlin Business Services Corp.	46,979	813
Tetra Tech, Inc.A	44,200	1,139
WageWorks, Inc.A	72,402	1,337

		13,134

Construction & Engineering—0.77%
Mistras Group, Inc.A	57,258	1,242

Industrial Conglomerates—0.31%
RPX Corp.A	55,900	508

Machinery—2.55%
Chart Industries, Inc.A	10,946	662
Flow International Corp.A	239,100	753
Lindsay Corp.	19,900	1,574
Valmont Industries, Inc.	8,200	1,145

		4,134

Road & Rail—0.61%
Knight Transportation, Inc.	65,800	989

Trading Companies & Distributors—0.76%
MSC Industrial Direct Co., Inc., Class A	16,945	1,231

Total Industrials		22,554

INFORMATION TECHNOLOGY—23.38%
Communications Equipment—1.65%
Aruba Networks, Inc.A	91,400	1,780
Procera Networks, Inc.A	43,819	905

		2,685

Computers & Peripherals—1.09%
Stratasys Ltd.A B	23,700	1,776

Electronic Equipment & Instruments—2.43%
Hittite Microwave Corp.A	23,900	1,450
OSI Systems, Inc.A	40,800	2,500

		3,950

Internet Software & Services—6.49%
Athenahealth, Inc.A	22,102	1,408
Fortinet, Inc.A	42,000	839
MercadoLibre, Inc.	19,900	1,432
RADWARE Ltd.A	24,300	777
Shutterfly, Inc.A	33,272	897
Sourcefire, Inc.A	48,100	2,367
Vocera Communications, Inc.A	25,094	617
Vocus, Inc.A	86,970	1,484
Zix Corp.	256,400	703

		10,524

Semiconductor Equipment & Products—4.81%
Cavium, Inc.A B	37,300	1,314
Intermolecular, Inc.A	102,600	718

	Shares	Fair Value
		(000’s)
Mellanox Technologies Ltd.A B	10,509	$766
Microsemi Corp. A	68,030	1,302
Power Integrations, Inc.	47,600	1,481
Semtech Corp.A	58,600	1,603
Volterra Semiconductor Corp.A	35,100	616

		7,800

Software—6.91%
Aspen Technology, Inc.A	96,748	2,515
Bottomline Technologies, Inc.A	21,700	532
Cognex Corp.	32,900	1,178
Concur Technologies, Inc.A	16,500	1,084
Ellie Mae, Inc.A	5,245	130
Greenway Medical TechnologiesA B	61,100	1,188
MICROS Systems, Inc.A	26,000	1,130
National Instruments Corp.	32,667	794
PROS Holdings, Inc.A	72,400	1,284
Ultimate Software Group, Inc.A	14,600	1,381

		11,216

Total Information Technology		37,951

MATERIALS—0.53%
Balchem Corp.	23,900	854

TELECOMMUNICATION SERVICES—0.80%
Allot Communications Ltd.A	42,867	937
Ruckus Wireless, Inc.A B	27,900	369

Total Telecommunication Services		1,306

Total Common Stock (Cost $143,024)		159,414

SHORT-TERM INVESTMENTS—1.73% (Cost $2,804)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,803,684	2,804

SECURITIES LENDING COLLATERAL—9.06%
DWS Government and Agency Securities Portfolio, Institutional Class	2,901,544	2,902
American Beacon U.S. Government Money Market Select Fund, Select ClassD	11,803,516	11,803

Total Securities Lending Collateral (Cost $14,705)		14,705

TOTAL INVESTMENTS —109.01% (Cost $160,533)		176,923
LIABILITIES, NET OF OTHER ASSETS—(9.01%)		(14,619)

TOTAL NET ASSETS—100.00%		$162,304

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at November 30, 2012.
C	ADR—American Depositary Receipt.
D	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

November 30, 2012

	Shares	Fair Value
		(000’s)
COMMON STOCK—97.02%
CONSUMER DISCRETIONARY—20.25%
Auto Components—1.60%
LKQ Corp.A	40,850	$895

Automobiles—0.35%
Tesla Motors, Inc.A	5,750	194

Hotels, Restaurants & Leisure—1.71%
Chipotle Mexican Grill, Inc.A	1,200	317
Panera Bread Co., Class AA	4,000	642

		959

Leisure Equipment & Products—0.51%
Polaris Industries, Inc.	3,350	284

Media—3.80%
Cinemark Holdings, Inc.	25,650	698
Discovery Communications, Inc., Class CA	17,250	970
IMAX Corp.A	21,227	460

		2,128

Multiline Retail—2.15%
Family Dollar Stores, Inc.	9,450	673
Nordstrom, Inc.	9,850	533

		1,206

Specialty Retail—7.97%
Cabela’s, Inc.A	13,500	645
CarMax, Inc.A	22,300	809
Ross Stores, Inc.	13,550	771
Tractor Supply Co.	7,050	632
Ulta Salon Cosmetics & Fragrance, Inc.	8,550	857
Urban Outfitters, Inc.A	20,050	756

		4,470

Textiles & Apparel—2.16%
Lululemon Athletica, Inc.A	8,900	639
Under Armour, Inc., Class AA	11,000	570

		1,209

Total Consumer Discretionary		11,345

CONSUMER STAPLES—5.55%
Beverages—2.16%
Brown-Forman Corp., Class B	10,380	729
Monster Beverage Corp.A	9,250	481

		1,210

Food & Drug Retailing—2.89%
Fresh Market, Inc.A	5,600	290
United Natural Foods, Inc.A	8,700	450
Whole Foods Market, Inc.	9,400	878

		1,618

Food Products—0.50%
Darling International, Inc.A	16,700	282

Total Consumer Staples		3,110

ENERGY—8.95%
Energy Equipment & Services—6.17%
Core Laboratories N.V.	6,300	650
Dril-Quip, Inc.A	8,900	626
Ensco plc, Class A	11,150	649
FMC Technologies, Inc.A	8,830	361
Oceaneering International, Inc.	13,750	724

	Shares	Fair Value
		(000’s)
Oil States International, Inc.A	6,300	$446

		3,456

Oil & Gas—2.78%
Pioneer Natural Resources Co.	2,800	300
Range Resources Corp.	7,250	464
Southwestern Energy Co.A	9,110	316
Whiting Petroleum Corp.A	11,350	476

		1,556

Total Energy		5,012

FINANCIALS—5.86%
Banks—0.89%
East West Bancorp, Inc.	23,600	499

Diversified Financials—3.88%
Affiliated Managers Group, Inc.A	7,230	931
IntercontinentalExchange, Inc.A	4,200	555
Portfolio Recovery Associates, Inc.	7,000	692

		2,178

Insurance—1.09%
ProAssurance Corp.	6,700	608

Total Financials		3,285

HEALTH CARE—17.99%
Biotechnology—3.58%
Alexion Pharmaceuticals, Inc.A	3,600	346
Cepheid, Inc.A	12,900	420
Life Technologies Corp.A	9,050	446
Polypore International, Inc.A	7,250	298
QIAGEN N.V.A	26,950	498

		2,008

Health Care Equipment & Supplies—7.26%
Idexx Laboratories, Inc.A	6,850	640
Illumina, Inc.A	12,650	679
Intuitive Surgical, Inc.A	1,505	797
ResMed, Inc.	19,350	795
Sirona Dental Systems, Inc.	6,150	385
Varian Medical Systems, Inc.A	5,950	412
Waters Corp.A	4,200	355

		4,063

Health Care Providers & Services—5.96%
Catamaran Corp.A	17,800	867
Cerner Corp.A	12,990	1,003
Covance, Inc.A	9,830	560
Henry Schein, Inc.A	6,495	525
VCA Antech, Inc.A	18,580	386

		3,341

Pharmaceuticals—1.19%
Salix Pharmaceuticals Ltd.A	7,200	309
Shire plc, ADRB	4,105	356

		665

Total Health Care		10,077

INDUSTRIALS—14.00%
Aerospace & Defense—2.65%
B/E Aerospace, Inc.A	12,800	606
Precision Castparts Corp.	3,195	586
World Fuel Services Corp.	7,450	290

		1,482

See accompanying notes 12

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

November 30, 2012

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies—6.35%
Clean Harbors, Inc.A	4,850	$278
Factset Research Systems, Inc.	3,700	342
HMS Holdings Corp.A	21,650	502
Iron Mountain, Inc.	21,298	673
Stericycle, Inc.A	10,200	952
Verisk Analytics, Inc., Class AA	16,350	815

		3,562

Electrical Equipment—0.87%
IPG Photonics Corp.A	2,950	174
Roper Industries, Inc.	2,800	313

		487

Machinery—2.12%
Pall Corp.	6,500	387
Valmont Industries, Inc.	5,750	803

		1,190

Road & Rail—0.54%
JB Hunt Transport Services, Inc.	5,050	300

Trading Companies & Distributors—1.47%
Fastenal Co.	5,760	241
MSC Industrial Direct Co., Inc., Class A	7,980	580

		821

Total Industrials		7,842

INFORMATION TECHNOLOGY—22.95%
Communications Equipment—1.82%
Aruba Networks, Inc.A	23,300	454
F5 Networks, Inc.A	5,450	511
Palo Alto Networks, Inc.A	1,000	54

		1,019

Computers & Peripherals—1.59%
NetApp, Inc.A	7,800	247
SanDisk Corp.A	8,550	335
Teradata Corp.A	5,200	309

		891

Electronic Equipment & Instruments—0.94%
Riverbed Technology, Inc.A	7,600	136
Trimble Navigation Ltd.A	7,010	390

		526

Internet Software & Services—4.20%
Akamai Technologies, Inc.A	13,750	504
Athenahealth, Inc.A	4,400	280
Fortinet, Inc.A	27,800	555
MercadoLibre, Inc.	7,250	522
VeriSign, Inc.	14,350	490

		2,351

IT Consulting & Services—2.72%
Alliance Data Systems Corp.A	6,150	876
IHS, Inc., Class AA	7,050	650

		1,526

Semiconductor Equipment & Products—4.23%
ARM Holdings plc, ADRB	15,765	589
ASML Holding N.V.	5,590	350
Cree, Inc.A	9,850	318
Lam Research Corp.A	10,218	359
Mellanox Technologies Ltd.A	2,600	189
Microchip Technology, Inc.	18,580	565

		2,370

	Shares	Fair Value
		(000’s)
Software—7.45%
Ansys, Inc.A	5,200	$345
Check Point Software Technologies Ltd.A	9,850	455
MICROS Systems, Inc.A	8,750	380
National Instruments Corp.	16,905	411
Nuance Communications, Inc.A	21,750	484
Red Hat, Inc.A	15,790	779
Salesforce.com, Inc.A	3,155	497
SolarWinds, Inc.A	7,650	429
Ultimate Software Group, Inc.A	4,200	397

		4,177

Total Information Technology		12,860

MATERIALS—1.47%
Airgas, Inc.	9,300	824

Total Common Stock (Cost $46,105)		54,355

SHORT-TERM INVESTMENTS—3.79% (Cost $2,125)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,125,104	2,125

TOTAL INVESTMENTS —100.81% (Cost $48,230)		56,480
LIABILITIES, NET OF OTHER ASSETS—(0.81%)		(453)

TOTAL NET ASSETS—100.00%		$56,027

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR—American Depositary Receipt.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

November 30, 2012 (in thousands except share and per share amounts)

	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Assets:
Investments in unaffiliated securities, at fair value A C	$165,120	$56,480
Investments in affiliated securities, at fair value B	11,803	—
Receivable for investments sold	530	625
Dividends and interest receivable	19	27
Receivable for fund shares sold	265	14
Receivable for tax reclaims	1	—
Receivable for expense reimbursement (Note 2)	40	14
Prepaid expenses	23	14

Total assets	177,801	57,174

Liabilities:
Payable for investments purchased	369	1,042
Payable upon return of securities loaned	14,705	—
Payable for fund shares redeemed	139	—
Management and investment advisory fees payable	177	50
Administrative service and service fees payable	71	23
Professional fees payable	22	22
Trustee fees payable	2	2
Prospectus and shareholder report expenses payable	3	5
Other liabilities	9	3

Total liabilities	15,497	1,147

Net Assets	$162,304	$56,027

Analysis of Net Assets:
Paid-in-capital	134,318	47,209
Undistributed net investment income	—	—
Accumulated net realized gain	11,596	567
Unrealized appreciation of investments	16,390	8,251

Net assets	$162,304	$56,027

Shares outstanding at no par value (Unlimited shares authorized):
Institutional ClassD	6,557,386	2,001,824

Y Class	199,307	14,597

Investor ClassE	5,194,765	1,319,006

A Class	226,634	514,907

C Class	26,610	10,776

Net asset value, offering and redemption price per share:
Institutional ClassD	$13 .54	$15 .24

Y Class	$13 .54	$15 .23

Investor ClassE	$12 .99	$13 .72

A Class (offering price $13.77 and $14.56, respectively)	$12 .98	$13 .72

C Class	$12 .91	$13 .63

Net assets (not in thousands):
Institutional ClassD	$88,814,609	$30,503,408

Y Class	$2,698,530	$222,277

Investor ClassE	$67,505,875	$18,091,662

A Class	$2,941,034	$7,062,772

C Class	$343,410	$146,859

A Cost of investments in unaffiliated securities	$148,730	$48,230
B Cost of investments in affiliated securities	$11,803	$—
C Fair value of securities on loan	$14,378	$—
D Formerly known as Class I.
E Formerly known as Class A.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended November 30, 2012 (in thousands)

	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)A	$326	$331
Income derived from securities lending	124	—

Total investment income	450	331

Expenses:
Management and investment advisory fees (Note 2)	902	294
Administrative service fees (Note 2):
Institutional ClassB	195	75
Y Class	1	—
Investor ClassC	142	52
A Class	5	14
Transfer agent fees:
Institutional ClassB	15	12
Y Class	3	4
Investor ClassC	22	15
A Class	5	5
C Class	3	3
Custody and fund accounting fees	31	19
Professional fees	50	47
Registration fees and expenses	103	98
Service fees (Note 2):
Y Class	1	—
Investor ClassC	158	55
A Class	2	5
Distribution fees (Note 2):
Investor ClassC (Note 1)	27	12
A Class	3	9
C Class	1	—
Prospectus and shareholder report expenses	22	13
Trustee fees	8	5
Other expenses	12	9

Total expenses	1,711	746

Net (fees waived and expenses reimbursed) (Note 2)	(184)	(141)

Net expenses	1,527	605

Net investment income	(1,077)	(274)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	13,236	1,364
Futures contracts	419	(39)
Change in net unrealized appreciation or (depreciation) of:
Investments	(1,894)	3,884

Net gain from investments	11,761	5,209

Net increase in net assets resulting from operations	$10,684	$4,935

A Foreign taxes	$1	$2
B Formerly known as Class I.
C Formerly known as Class A.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Stephens Small Cap Growth Fund		Stephens Mid-Cap Growth Fund
	Year Ended November 30, 2012	Year Ended November 30, 2011	Year Ended November 30, 2012	Year Ended November 30, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment (loss)	$(1,077)	$(954)	$(274)	$(264)
Net realized gain from investments and futures contracts	13,655	8,768	1,325	2,201
Change in net unrealized appreciation or (depreciation) from investments	(1,894)	1,838	3,884	195

Net increase in net assets resulting from operations	10,684	9,652	4,935	2,132

Distributions to Shareholders:
Net investment income:
Institutional ClassA	—	(502)	—	—
Investor ClassB	—	(567)	—	—
Net realized gain from investments:
Institutional ClassA	(4,196)	—	—	—
Investor ClassB	(3,533)	—	—	—

Net distributions to shareholders	(7,729)	(1,069)	—	—

Capital Share Transactions:
Proceeds from sales of shares	95,627	41,877	29,475	13,720
Reinvestment of dividends and distributions	7,143	910	—	—
Cost of shares redeemed	(42,858)	(37,013)	(11,624)	(4,811)

Net increase in net assets from capital share transactions	59,912	5,774	17,851	8,909

Net increase in net assets	62,867	14,358	22,786	11,041

Net Assets:
Beginning of period	99,437	85,079	33,241	22,200

End of Period *	$162,304	$99,437	$56,027	$33,241

*Includes undistributed net investment income (loss) of	$—	$—	$—	$4

A Formerly known as Class I.

B Formerly known as Class A.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Stephens Small Cap Growth Fund and the American Beacon Stephens Mid-Cap Growth Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Reorganization

The American Beacon Stephens Small Cap Growth Fund and the American Beacon Mid-Cap Growth Fund are the legal successors to the Stephens Small Cap Growth Fund and the Stephens Mid-Cap Growth Fund, respectively (the “Predecessor Funds”). On February 24, 2012, the Funds (which had no prior activity or net assets) acquired all the net assets of the Predecessor Funds pursuant to a plan of reorganization. The exchange consisted of the Predecessor Funds’ Class I and Class A shares for the Funds’ Institutional and Investor class shares at the same aggregate value, respectively.

The acquisition was accounted for as a tax-free exchange after the close of business on February 24, 2012, as follows:

	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Institutional Shares	4,631,306	1,732,001
Investor Shares	3,909,005	1,680,312
Net Assets	$114,025,583	$49,019,840
Net Investment Income (loss)	$(252,585)	$92,807
Unrealized Appreciation	$28,082,046	$8,639,632

The accounting and performance history of the Class I and Class A Shares of the Predecessor Funds were re-designated as that of the Institutional and Investor Class shares of the Funds, respectively.

The reorganization shifted the management oversight responsibility from Stephens Investment Management Group, LLC (“Stephens”) to the Manager. The Manager engaged Stephens as the sub-advisor to the Funds, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Predecessor Funds had a distribution plan pursuant to Rule 12b-1 for the Class A Shares. Under this plan, the Funds collected 0.25% of the average daily net assets for distribution or service activities conducted on behalf of the Funds. Class A Shares were converted to Investor Class Shares on February 27, and this distribution plan was terminated. Prior to the reorganization, the distributor for the Predecessor Funds received $63 in sales commissions from the sale of A Class Shares (in thousands).

Class Disclosure

February 24, 2012 is the inception date of the Y, A, and C Classes.

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and the International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for the interim period June 1, 2012 to November 30, 2012.

Management has evaluated the implications of these changes and determined that the impact of the new guidance will only affect the disclosure requirements related to the financial statements. However, as the Funds did not hold any Level 3 investments as of November 30, 2012, the financial statements were not affected.

2. Transactions with Affiliates

Management Agreement

Prior to February 24, 2012, the manager of the Predecessor Funds received an annual rate of 0.75% of the average daily net assets of each Fund. Since February 24, the Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisor hired by the Manager to direct investment activities for the Funds. Management fees paid including amounts paid by the Predecessor Funds during the year ended November 30, 2012 were as follows (dollars in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors*	Net Amounts Retained by Manager
Stephens Small Cap Growth	0.72%	$902	$836	$66
Stephens Mid-Cap Growth	0.59%	294	274	20

*	Includes amounts paid by the Predecessor Funds.

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

borrowers, a fee up to 25% of such loan fees. This fee is included in Income derived from securities lending and Management and investment advisory fees on the Statements of Operations. During the period ended November 30, 2012, securities lending fees paid to the Manager were $15,516.

Administrative Services Agreement

Prior to February 24, the Predecessor Funds contracted with U.S. Bancorp Fund Services, LLC to serve as the Funds’ Administrator and incurred $21,216 and $9,944 in administrative service fees for the Stephens Small Cap Growth and the Stephens Mid-Cap Growth Funds, respectively. Since February 24, the Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes, and 0.40% of the average daily net assets of the A and C Classes of each of the Funds. For the period ended November 30, 2012, expenses for the C Class of the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds were less than $500.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

Since February 24, the Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of each Fund. For the period ended November 30, 2012, expenses of the C Class of the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds were less than $500.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) or the U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as the investment advisor to the Select Funds and receives Management and Administrative Service fees totaling 0.10% of the average daily net assets of the Select Funds. During the year ended November 30, 2012, the Manager earned $4,077 from the Stephens Small Cap Growth Fund’s securities lending collateral invested in the Select Funds.

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

A summary of the Stephens Small Cap Growth Fund’s security lending collateral transactions in the Select Funds for the year ended November 30, 2012 is set forth below (in thousands):

Type of Transaction	Affiliate	November 30, 2011 Shares/Fair Value	Purchases	Sales	November 30, 2012 Shares/Fair Value
Securities Lending	USG Select Fund	$—	$48,265	$36,462	$11,803

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period ended November 30, 2012, the Funds did not participate in the program.

Expense Reimbursement Plan

Prior to February 24, the Predecessor Funds contractually agreed to reimburse operating expenses to the extent that total annual fund expenses exceeded 1.10% and 1.35% for the Stephens Small Cap Growth Class I (now Institutional Class) and Class A (now Investor Class), respectively and 1.25% and 1.50% for the Stephens Mid-Cap Growth Class I (now Institutional Class) and Class A (now Investor Class), respectively. At the time of reorganization the Predecessor Funds had reimbursed expenses of $34,026 and $39,713 for Classes I and A of the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively.

After the reorganization the Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. For the period ended November 30, 2012, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	12/1/11 to 2/24/12	2/25/12 to 11/30/12	Waived or Reimbursed Expenses	Expenses Ineligible for Recoupment	Expiration
Stephens Small Cap Growth	Institutional	1.10%	1.09%	$65,784	$18,454	2015
Stephens Small Cap Growth	Y	N/A	1.19%	3,667	—	2015
Stephens Small Cap Growth	Investor	1.35%	1.35%	105,434	15,572	2015
Stephens Small Cap Growth	A	N/A	1.59%	6,094	—	2015
Stephens Small Cap Growth	C	N/A	2.34%	3,308	—	2015
Stephens Mid-Cap Growth	Institutional	1.25%	0.99%	67,970	20,013	2015
Stephens Mid-Cap Growth	Y	N/A	1.09%	3,679	—	2015
Stephens Mid-Cap Growth	Investor	1.50%	1.37%	53,773	19,700	2015
Stephens Mid-Cap Growth	A	N/A	1.49%	11,686	—	2015
Stephens Mid-Cap Growth	C	N/A	2.24%	3,422	—	2015

Of these amounts, $40,294 and $14,316 was receivable from the Manager at November 30, 2012 for the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the period ended November 30, 2012, the Funds did not record a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. Since February 24, (the inception date of the A Class), Foreside has collected $8,782 and $24,606 from the sale of Class A Shares of the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended November 30, 2012 the following CDSC fees were collected, $15 and $29 for the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3—	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the year ended November 30, 2012, there were no transfers between levels. As of November 30, 2012, the investments were classified as described below (in thousands):

Stephens Small Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$157,591	$1,823	$—	$159,414
Short-Term Investments – Money Market Funds	2,804	—	—	2,804
Securities Lending Collateral invested in Money Market Funds	14,705	—	—	14,705

Total Investments in Securities	$175,100	$1,823	$—	$176,923

*	Refer to the Schedule of Investments for industry information.

Stephens Mid-Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$53,999	$356	$—	$54,355
Short-Term Investments – Money Market Funds	2,125	—	—	2,125

Total Investments in Securities	$56,124	$356	$—	$56,480

*	Refer to the Schedule of Investments for industry information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gains in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded. The Funds did not hold investments in derivatives at November 30, 2012.

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

Stephens Small Cap Growth

Effect of derivative instruments not accounted for as hedging instruments for the year ended November 30, 2012 (in thousands):

Statements of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$419

Stephens Mid-Cap Growth

Effect of derivative instruments not accounted for as hedging instruments for the year ended November 30, 2012 (in thousands):

Statements of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$(39)

(1)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

5. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Stephens Small Cap Growth		Stephens Mid-Cap Growth
	Year Ended Nov. 30, 2012	Year Ended Nov. 30, 2011	Year Ended Nov. 30, 2012	Year Ended Nov. 30, 2011
Distributions paid from:
Ordinary income*
Institutional Class	$—	$502	$—	$—
Y Class	—	—	—	—
Investor Class	—	567	—	—
A Class	—	—	—	—
C Class	—	—	—	—
Long-term capital gain
Institutional Class	4,196	—	—	—
Y Class	—	—	—	—
Investor Class	3,533	—	—	—
A Class	—	—	—	—
C Class	—	—	—	—

Total distributions paid	$7,729	$1,069	$—	$—

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

As of November 30, 2012, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Cost basis of investments for federal income tax purposes	$161,320	$48,261
Unrealized appreciation	21,604	9,504
Unrealized depreciation	(6,001)	(1,285)

Net unrealized appreciation or (depreciation)	15,603	8,219
Undistributed ordinary income	47	—
Accumulated long-term gain (loss)	12,336	599
Other temporary differences	—	—

Distributable earnings or (deficits)	$27,986	$8,818

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from the sell of investment in partnerships and net operating losses reclassed to reduce short-term capital gains or paid-in-capital. The differences that were reclassed as of November 30, 2012 (in thousands) are as follows:

	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Paid-in-capital	$(1)	$(274)
Undistributed net investment income	1,077	270
Accumulated net realized gain (loss)	(1,076)	3
Unrealized appreciation or (depreciation) of investments and futures contracts	—	1

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

For the fiscal year ended November 30, 2012, the Funds did not have capital loss carryforwards and the Stephens Mid-Cap Growth Fund utilized $732 of net capital loss carryforwards from prior years (in thousands).

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

6. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended November 30, 2012 were as follows (in thousands):

	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Purchases (excluding U.S. government securities)	$105,009	$29,267
Sales and maturities (excluding U.S. government securities)	54,973	13,168

7. Securities Lending

The Stephens Small Cap Growth Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of November 30, 2012, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 14,378	$—	$14,705

Cash collateral is listed on the Stephens Small Cap Growth Fund’s Schedule of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

lending fees paid to the Manager, is included in Income derived from securities lending on the Statements of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

8. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Year Ended November 30, 2012

	Institutional Class		Y Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,370	$58,661	251	$3,438	2,288	$29,875
Reinvestment of dividends	308	3,670	—	—	303	3,473
Shares redeemed	(2,105)	(27,491)	(52)	(719)	(1,113)	(14,258)

Net increase in shares outstanding	2,573	$34,840	199	$2,719	1,478	$19,090

	A Class		C Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	257	$3,304	27	$349
Reinvestment of dividends	—	—	—	—
Shares redeemed	(30)	(389)	—	(1)

Net increase in shares outstanding	227	$2,915	27	$348

	Institutional Class		Y Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,240	$17,576	16	$238	292	$3,837
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(203)	(3,032)	(1)	(17)	(594)	(7,887)

Net increase (decrease) in shares outstanding	1,037	$14,544	15	$221	(302)	$(4,050)

	A Class		C Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	567	$7,677	11	$147
Reinvestment of dividends	—	—	—	—
Shares redeemed	(52)	(685)	—	(3)

Net increase in shares outstanding	515	$6,992	11	$144

For the Year Ended November 30, 2011

	Institutional Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	2,352	$30,331	909	$11,546
Reinvestment of dividends	30	379	43	531
Shares redeemed	(1,655)	(22,173)	(1,181)	(14,840	)*

Net increase (decrease) in shares outstanding	727	$8,537	(229)	$(2,763)

American Beacon FundsSM

Notes to Financial Statements

November 30, 2012

	Institutional Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	551	$7,516	505	$6,204
Reinvestment of dividends	—	—	—	—
Shares redeemed	(158)	(2,100)	(223)	(2,711	)*

Net increase in shares outstanding	393	$5,416	282	$3,493

*	Net of Redemption Fees

9. Change in Independent Registered Public Accounting Firm

The Funds engaged Ernst & Young, LLP (“E&Y”) as the independent registered public accounting firm for the fiscal year ending November 30, 2012. E&Y replaces Tait, Weller & Baker LLP (“TWB”), the Predecessor Funds’ previous independent registered public accounting firm, who was dismissed upon completion of the tax-free reorganization. The engagement of E&Y as accountants of the Funds was approved by the Audit Committee of the Board of Trustees on November 7, 2011. During the periods that TWB served as the Predecessor Funds’ independent registered public accounting firm and through February 26, 2012, TWB’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. There were no disagreements between the Funds and TWB on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

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American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class									Y Class
	Year Ended November 30,									February 24 to November 30, 2012
	2012A		2011A		2010A		2009A	2008A
Net asset value, beginning of period	$13.14		$12.03		$9.37		$7.09	$12.34		$13.59

Income from investment operations:
Net investment (loss)	(0.04	)H	(0.11	)I	(0.09	)I	(0.06)	(0.04)		(0.02)
Net gains (losses) from securities (both realized and unrealized)	1.43		1.37		2.75		2.34	(5.21)		(0.03)

Total income (loss) from investment operations	1.39		1.26		2.66		2.28	(5.25)		(0.05)

Less distributions:
Dividends from net investment income	—		—		—		—	—		—
Distributions from net realized gains on securities	(0.99)		(0.15)		—		—	—		—

Total distributions	(0.99)		(0.15)		—		—	—		—

Redemption fees added to beneficial interests	—		—		—		—	0.00	G	—

Net asset value, end of period	$13.54		$13.14		$12.03		$9.37	$7.09		$13.54

Total return B,C	11.65%		10.49%		28.39%		32.16%	(42.54)%		(0.37	%)D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$88,815		$52,336		$39,169		$34,356	$13,792		$2,699
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.20%		1.15%		1.35%		1.65%	1.46%		2.05	%E
Expenses, net of reimbursements	1.10%		1.10%		1.10%		1.25%	1.25%		1.21	%E
Net investment (loss), before reimbursements	(0.84)%		(0.91)%		(1.09)%		(1.33)%	(1.00)%		(1.57	)%E
Net investment (loss), net of reimbursements	(0.74)%		(0.86)%		(0.84)%		(0.93)%	(0.79)%		(0.73	)%E
Portfolio turnover rate	45%		36%		66%		35%	43%		45	%F

A	Prior to the reorganization on February 24, 2012, the Institutional Class and Investor Classes were known as Class I and Class A, respectively.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
G	Amount represents less than $0.01 per share.
H

For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by shares outstanding at November 30, 2012.

I	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class										A Class		C Class
										February 24 to November 30, 2012		February 24 to November 30, 2012

Year Ended November 30,
2012A		2011A		2010A		2009A		2008A
$12.67		$11.64		$9.09		$6.90		$12.03		$13.07		$13.07

(0.06	)H	(0.14	)I	(0.11	)I	(0.09)		(0.13)		(0.07)		(0.06)
1.37		1.32		2.66		2.28		(5.00)		(0.02)		(0.10)

1.31		1.18		2.55		2.19		(5.13)		(0.09)		(0.16)

—		—		—		—		—		—		—
(0.99)		(0.15)		—		—		—		—		—

(0.99)		(0.15)		—		—		—		—		—

—		0.00	G	0.00	G	0.00	G	0.00	G	—		—

$12.99		$12.67		$11.64		$9.09		$6.90		$12.98		$12.91

11.44%		10.15%		28.05%		31.74%		(42.64)%		(0.69	)%D	(1.22	)%D

$67,506		$47,101		$45,911		$22,058		$19,854		$2,941		$343
1.56%		1.40%		1.60%		1.91%		1.69%		2.08	%E	6.15	%E
1.36%		1.35%		1.35%		1.50%		1.50%		1.61	%E	2.35	%E
(1.20)%		(1.16)%		(1.33)%		(1.59)%		(1.36)%		(1.68	)%E	(5.71	)%E
(1.00)%		(1.11)%		(1.08)%		(1.18)%		(1.17)%		(1.21	)%E	(1.91	)%E
45%		36%		66%		35%		43%		45	%F	45	%F

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class									Y Class
										February 24 to November 30, 2012

	Year Ended November 30,
	2012A		2011A		2010A		2009A	2008A
Net asset value, beginning of period	$13.69		$12.44		$9.63		$7.18	$13.39		$15.09

Income from investment operations:
Net investment (loss)	0.00	H	(0.10	)I	(0.09	)I	(0.07)	(0.06)		(0.03)
Net gains (losses) from securities (both realized and unrealized)	1.55		1.35		2.90		2.52	(6.15)		0.17

Total income (loss) from investment operations	1.55		1.25		2.81		2.45	(6.21)		0.14

Less distributions:
Dividends from net investment income	—		—		—		—	—		—
Distributions from net realized gains on securities	—		—		—		—	—		—

Total distributions	—		—		—		—	—		—

Redemption fees added to beneficial interests	—		—		—		—	0.00	G	—

Net asset value, end of period	$15.24		$13.69		$12.44		$9.63	$7.18		$15.23

Total return B,C	11.32%		10.05%		29.18%		34.12%	(46.38)%		0.93	%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$30,503		$13,208		$7,124		$4,552	$3,967		$222
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.28%		1.65%		2.27%		3.03%	2.19%		3.85	%E
Expenses, net of reimbursements	1.03%		1.25%		1.25%		1.25%	1.25%		1.09	%E
Net investment (loss), before reimbursements	(0.62)%		(1.12)%		(1.81)%		(2.46)%	(1.57)%		(3.09	)%E
Net investment (loss), net of reimbursements	(0.37)%		(0.72)%		(0.79)%		(0.69)%	(0.63)%		(0.33	)%E
Portfolio turnover rate	27%		30%		20%		29%	32%		27	%F

A	Prior to the reorganization on February 24, 2012, the Institutional Class and Investor Classes were known as Class I and Class A, respectively.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
G	Amount represents less than $0.01 per share.
H

For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by shares outstanding at November 30, 2012.

I	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class										A Class		C Class
										February 24 to November 30, 2012		February 24 to November 30, 2012
Year Ended November 30,
2012A		2011A		2010A		2009A		2008A
$12.36		$11.26		$8.74		$6.53		$12.22		$13.62		$13.62

(0.14	)H	(0.11	)I	(0.10	)I	(0.07)		(0.11)		(0.05)		(0.04)
1.50		1.21		2.62		2.28		(5.58)		0.15		0.05

1.36		1.10		2.52		2.21		(5.69)		0.10		0.01

—		—		—		—		—		—		—
—		—		—		—		—		—		—

—		—		—		—		—		—		—

—		—		0.00	G	0.00	G	0.00	G	—		—

$13.72		$12.36		$11.26		$8.74		$6.53		$13.72		$13.63

11.00%		9.77%		28.83%		33.84%		(46.56)%		0.73	%D	0.07	%D

$18,092		$20,034		$15,076		$9,637		$7,748		$7,063		$147
1.67%		1.91%		2.52%		3.32%		2.42%		1.83	%E	14.54	%E
1.40%		1.50%		1.50%		1.50%		1.50%		1.49	%E	2.24	%E
(1.04)%		(1.35)%		(2.06)%		(2.75)%		(1.97)%		(1.04	)%E	(13.65	)%E
(0.76)%		(0.94)%		(1.04)%		(0.93)%		(1.05)%		(0.70	)%E	(1.36	)%E
27%		30%		20%		29%		32%		27	%F	27	%F

American Beacon FundsSM

Privacy Policy & Federal Tax Information

November 30, 2012 (Unaudited)

Privacy Policy

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Federal Tax Information

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distribution for the taxable year ended November 30, 2012. The information and distributions reported herein may differ from information and distribution taxable to the shareholders for the calendar year ended December 31, 2012.

The Fund designated the following items with regard to distributions paid during the fiscal year ended November 30, 2012. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Corporate Dividends Received Deduction	79.02%	88.66%
Qualified Dividend Income	100.00%	100.00%

The Stephens Small Cap Growth Fund designated $7,728,501 as long-term capital gain distributions for the year ended November 30, 2012.

Shareholders will receive notification in January 2013 of the applicable tax information necessary to prepare their 2012 income tax returns.

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-six funds in the fund complex that includes the Trust and the American Beacon Select Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement*

Gerard J. Arpey** (54)	Trustee since 2012	Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, (2003-2011), AMR Corp. and American Airlines; Inc.; Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present).

Alan D. Feld*** (76)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-2008);Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012).

NON-INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (68)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Brenda A. Cline (52)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Eugene J. Duffy (58)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Thomas M. Dunning (70)	Trustee since 2008	Chairman Emeritus (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Richard A. Massman (69)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Barbara J. McKenna, CFA (49)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present).

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

R. Gerald Turner (67)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012).

Paul J. Zucconi,CPA (72)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products) (2002-Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, Charter Bank (community bank services and products) (2010-2011); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

OFFICERS
Term One Year
Gene L. Needles, Jr. (57)	President since 2009 Executive Vice President since 2009	President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President (2009-Present), President, CEO and Director (2009-Present), Lighthouse Holdings, Inc.; President and CEO (2009-Present), Lighthouse Holdings Parent, Inc.; President (2009-Present), American Beacon Select Funds; President (2009-Present), American Beacon Mileage Funds; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), AIM Distributors.

Rosemary K. Behan (53)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Secretary, American Beacon Advisors, Inc. (2008 – present); Secretary, Lighthouse Holdings, Inc. (2008-Present); Secretary Lighthouse Holdings Parent, Inc. (2008-Present).

Brian E. Brett (52)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Wyatt L. Crumpler (46)	VP since 2007	Chief Investment Officer (2012-Present), Vice President, Asset Management (2009-2011), and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc.

Erica Duncan (42)	VP Since 2011	Vice President, Marketing and Client Services (2011-Present), American Beacon Advisors, Inc.; Supervisor, Brand Marketing (2010-2011), Invesco; Supervisor, Marketing Communications (2009-2010) and Senior Financial Writer (2004-2009), Invesco AIM.

Michael W. Fields (58)	VP since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-2011); Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (51)	Treasurer since 2010	Treasurer (2010-Present), and Controller (2005-2009), American Beacon Advisors, Inc.; Treasurer, Lighthouse Holdings, Inc. (2010 – Present); Treasurer, Lighthouse Holdings Parent, Inc. (2010-Present).

Terri L. McKinney (49)	VP since 2010	Vice President, Enterprise Services (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.

Jeffrey K. Ringdahl (37)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007).

Samuel J. Silver (49)	VP Since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

Christina E. Sears (41)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present), American Beacon Advisors, Inc.

John J. Okray (38)	Asst. Secretary since 2010	Deputy General Counsel (2012-Present) and Assistant General Counsel (2010-2012), American Beacon Advisors, Inc.; Asst. Secretary (2010-Present), Lighthouse Holdings, Inc.; Asst. Secretary (2010-Present), Lighthouse Holdings Parent, Inc.; Vice President, OppenheimerFunds, Inc. (2004-2010).

Sonia L. Bates (56)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011-Present) and Manager, Tax and Financial Reporting (2005-2010), American Beacon Advisors, Inc.; Asst. Treasurer (2011-Present), Lighthouse Holdings, Inc.; Asst. Treasurer (2011-Present), Lighthouse Holdings Parent, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the board may determine to grant one or more annual exemptions to this requirement.
**	Mr. Arpey is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Arpey previously served as CEO of AMR Corp., which has a material relationship with the Manager.
***	Mr. Feld is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust’s sub-advisors.

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Stephens Small Cap Growth Fund, and American Beacon Stephens Mid-Cap Growth Fund are service marks of American Beacon Advisors, Inc.

AR 11/12

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to it principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Mr. Paul Zucconi, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Mr. Paul Zucconi is “independent” as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees	Fiscal Year Ended
$144,159	8/31/2011
$381,399	10/31/2011
$72,527	12/31/2011
$27,241	6/30/2012
$162,479	8/31/2012
$372,802	10/31/2012
$54,482	11/30/2012
$163,621	12/31/2012

(b)

Audit-Related Fees	Fiscal Year Ended
$0	8/31/2011
$0	10/31/2011
$0	12/31/2011
$0	6/30/2012
$0	8/31/2012
$0	10/31/2012
$0	11/30/2012
$0	12/31/2012

(c)

Tax Fees	Fiscal Year Ended
$32,500	8/31/2011
$61,132	10/31/2011
$15,592	12/31/2011
$3,500	6/30/2012
$28,000	8/31/2012
$74,500	10/31/2012
$7,000	11/30/2012
$10,500	12/31/2012

(d)

All Other Fees	Fiscal Year Ended
$0	8/31/2011
$0	10/31/2011
$0	12/31/2011
$0	6/30/2012
$0	8/31/2012
$0	10/31/2012
$0	11/30/2012
$0	12/31/2012

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:

- to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

- to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

- to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

- to review the arrangements for and scope of the annual audit and any special audits; and

- to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$32,500	$7,885	N/A	8/31/2011
$61,132	$0	N/A	10/31/2011
$15,592	$0	N/A	12/31/2011
$3,500	$0	N/A	6/30/2012
$28,000	$0	N/A	8/31/2012
$74,500	$0	N/A	10/31/2012
$7,000	$0	N/A	11/30/2012
$10,500	$0	N/A	12/31/2012

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule

30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: February 7, 2013

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: February 7, 2013

By /s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: February 7, 2013